Note 9 - Earnings Per Share (Details Textual) - shares	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	0
Weighted Average Number Diluted Shares Outstanding Adjustment, Total (in shares)	44,419	0
Unvested Incentive Award Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)		15,555